BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Potential stock issuances under various options, and warrants (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Antidilutive securities excluded from the computation of diluted net loss per share	18,787,560	852,173	18,787,560	852,173	3,121,494	26,769
Warrants
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Antidilutive securities excluded from the computation of diluted net loss per share	18,063,333	852,031	18,063,333	852,031	3,121,203	26,332
Stock options
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Antidilutive securities excluded from the computation of diluted net loss per share	724,227	142	724,227	142	291	437